Annual Total Returns[BarChart] - Invesco VI Capital Appreciation Fund - Series I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.15%)	14.12%	29.74%	15.41%	3.54%	(2.20%)	26.83%	(5.73%)	36.20%	36.59%